Parent Company Only Financial Information (Condensed Statements Of Income) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Income:
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	¥ 139,320
Foreign exchange gains-net	34,302		260,683	216,720
Expense:
Income before income tax expense	849,942		821,812	1,297,024
Income tax expense	429,191		433,625	413,105
Net income attributable to Mitsubishi UFJ Financial Group	416,231		452,645	868,662
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	270,923		341,687	203,443
Dividends from Morgan Stanley		[1]	71,216	78,244
Gain on conversion rate adjustment of Morgan Stanley's convertible preferred stock	139,320
Management fees from subsidiaries	16,708		16,510	17,522
Interest income	99		102	8
Foreign exchange gains-net	32,237		93,310	43,461
Other income	5,614		1,923	5,946
Total income	464,901		524,748	348,624
Expense:
Operating expenses	14,515		13,981	15,296
Interest expense to subsidiaries and affiliated companies	37,905		42,752	41,921
Interest expense	1,196		2,856	4,087
Other expense	923		934	1,326
Total expense	54,539		60,523	62,630
Equity in undistributed net income (loss) of subsidiaries and affiliated companies-net	55,139		52,751	622,107
Income before income tax expense	465,501		516,976	908,101
Income tax expense	49,270		64,331	39,439
Net income attributable to Mitsubishi UFJ Financial Group	¥ 416,231		¥ 452,645	¥ 868,662

[1]	Dividends from Morgan Stanley for the fiscal year ended March 31, 2012 are included in Dividends from subsidiaries and affiliated companies since Morgan Stanley became an affiliated company on June 30, 2011. See Note 2 for more information.